Income Taxes (Tables)	12 Months Ended
Aug. 31, 2018
Income Taxes [Abstract]
Reconciliation of income tax provision (recovery)
The reconciliation of the income tax provision (recovery) calculated using the combined Canadian federal and provincial statutory income tax rate with the income tax provision in the financial statements is as follows:

	Years ended August 31,
	2018	2017	2016

Income tax provision (recovery) at combined Canadian federal and provincial statutory tax rate (27%)	$(1,775)	$2,014	$4,499

Increase (decrease) due to:
Foreign income/loss taxed at different rates	452	(900)	(1,025)
Non-deductible loss (non-taxable income)	(69)	(245)	5
Non-deductible expenses	1,285	981	411
Change in tax rates	167	(10)	‒
Effect of the US tax reform	1,528	‒	‒
Foreign exchange effect of translation of foreign subsidiaries in the functional currency	(16)	176	566
Recognition of previously unrecognized deferred income tax assets	(560)	‒	‒
Utilization of previously unrecognized deferred income tax assets	(627)	(46)	‒
Unrecognized deferred income tax assets on temporary deductible differences and unused tax losses	6,100	4,659	3,702
Other	(807)	(21)	(394)
Income tax provision for the year	$5,678	$6,608	$7,764

Income tax provision (recovery)
	Years ended August 31,
	2018	2017	2016

The income tax provision consists of the following:

Current
Current income taxes	$4,310	$5,554	$6,186

Deferred
Deferred income taxes relating to the origination and reversal of temporary differences	(3,545)	(3,559)	(2,124)
Benefit arising from previously unrecognized tax losses and deductible temporary differences	(560)	‒	‒
Utilization of previously unrecognized deferred income tax assets	(627)	(46)	‒
	(4,732)	(3,605)	(2,124)

Unrecognized deferred income tax assets on temporary deductible differences and unused tax losses	6,100	4,659	3,702
	1,368	1,054	1,578
Income tax provision for the year	$5,678	$6,608	$7,764

Changes in deferred income tax assets and liabilities
The changes in deferred income tax assets and liabilities for the year ended August 31, 2017 are as follows:

	Balance as at September 1, 2016	Credited (charged) to the statement of earnings	Credited (charged) to shareholders' equity	Business combinations	Foreign currency translation adjustment	Balance as at August 31, 2017

Deferred income tax assets
Long-lived assets	$2,255	$(240)	$ ‒	$(279)	$66	$1,802
Provisions and accruals	4,246	(89)	(479)	‒	94	3,772
Deferred revenue	2,330	486	‒	‒	74	2,890
Research and development expenses	2,361	248	‒	‒	122	2,731
Losses carried forward	4,598	(1,470)	‒	1,059	54	4,241

Deferred income tax liabilities
Long-lived assets	‒	111	‒	(1,059)	(54)	(1,002)
Research and development tax credits	(10,407)	(100)	‒	‒	(488)	(10,995)
Total	$5,383	$(1,054)	$(479)	$(279)	$(132)	$3,439

Classified as follows:
Deferred income tax assets	$8,240					$6,555
Deferred income tax liabilities	(2,857)					(3,116)
	$5,383					$3,439

The changes in deferred income tax assets and liabilities for the year ended August 31, 2018 are as follows:

	Balance as at September 1, 2017	Credited (charged) to the statement of earnings	Credited (charged) to shareholders' equity	Business combinations	Foreign currency translation adjustment	Balance as at August 31, 2018

Deferred income tax assets
Long-lived assets	$1,802	$200	$ ‒	$ ‒	$(77)	$1,925
Provisions and accruals	3,772	(250)	554	‒	(113)	3,963
Deferred revenue	2,890	(101)	‒	‒	(73)	2,716
Research and development expenses	2,731	(101)	‒	‒	(106)	2,524
Losses carried forward	4,241	(2,633)	‒	3,687	(222)	5,073

Deferred income tax liabilities
Long-lived assets	(1,002)	1,903	‒	(7,889)	527	(6,461)
Research and development tax credits	(10,995)	(386)	‒	‒	445	(10,936)
Total	$3,439	$(1,368)	$554	$(4,202)	$381	$(1,196)

Classified as follows:
Deferred income tax assets	$6,555					$4,714
Deferred income tax liabilities	(3,116)					(5,910)
	$3,439					$(1,196)

Unrecognized deferred income tax assets on temporary deductible differences and unused tax losses
Unrecognized deferred income tax assets on temporary deductible differences and unused tax losses are as follows:

	As at August 31,
	2018	2017

Temporary deductible differences	$1,435	$2,271
Losses carried forward	42,361	43,670
	$43,796	$45,941

Operating losses for which no deferred income tax assets recognized
As at August 31, 2018, the year of expiry of operating losses for which no deferred income tax assets were recognized in the consolidated balance sheet are as follows, presented by tax jurisdiction:

Year of expiry	Finland	France	Spain	United States	United Kingdom

2019	$ ‒	$ ‒	$ ‒	$3,470	$ ‒
2020	5,115	‒	‒	7,991	‒
2021	6,699	‒	‒	2,211	‒
2022	11,614	‒	‒	7,435	‒
2023	7,524	‒	‒	1,972	‒
2024	5,808	‒	‒	1,351	‒
2025	7,241	‒	‒	1,351	‒
2026	248	‒	‒	1,351	‒
2027	1,504	‒	‒	1,351	‒
2028	‒	‒	‒	2,447	‒
2030	‒	‒	‒	2,713	‒
2031	‒	‒	‒	109	‒
2033	‒	‒	‒	4,681	‒
2034	‒	‒	‒	4,851	‒
2035	‒	‒	‒	2,616	‒
2036	‒	‒	‒	8,501	‒
2037	‒	‒	‒	9,660	‒
2038	‒	‒	‒	7,022	‒
Indefinite	‒	17,678	6,042	‒	7,167
	$45,753	$17,678	$6,042	$71,083	$7,167